INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary difference	$ 2,755	$ 2,688
Non-capital loss carry-forwards for income tax purposes [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,801	772
Capital losses, which can be carried forward indefinitely [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 10,456	$ 10,456